Average Annual Total Returns - FidelitySAILong-TermTreasuryBondIndexFund-PRO - FidelitySAILong-TermTreasuryBondIndexFund-PRO - Fidelity SAI Long-Term Treasury Bond Index Fund	Apr. 29, 2024
Fidelity SAI Long-Term Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	2.69%
Past 5 years	(1.88%)
Since Inception	(0.19%)	[1]
Fidelity SAI Long-Term Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.31%
Past 5 years	(3.20%)
Since Inception	(1.49%)	[1]
Fidelity SAI Long-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.57%
Past 5 years	(1.81%)
Since Inception	(0.58%)	[1]
LB145
Average Annual Return:
Past 1 year	2.66%
Past 5 years	(1.66%)
Since Inception	(0.09%)	[1]

[1]	A From October 8, 2015 .